UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-227784-02

Central Index Key Number of Issuing entity:  0001760337

UBS Commercial Mortgage Trust 2018-C15
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227784

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of Sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, Executive Director

Dated : September 27, 2019

/s/ David Schell
David Schell, Managing Director

Dated : September 27, 2019

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document